FAIR VALUE DISCLOSURES	12 Months Ended
Jun. 24, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
FAIR VALUE DISCLOSURES
(a) Non-Financial Assets Measured on a Non-Recurring Basis

We review the carrying amount of property and equipment and transferable liquor licenses semi-annually or when events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value.

We determine the fair value of property and equipment based on discounted projected future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. Based on our semi-annual review, during fiscal 2015, long-lived assets with a carrying value of $2.3 million, primarily related to four underperforming restaurants including one restaurant located in Canada, were determined to have no fair value resulting in an impairment charge of $2.3 million. In fiscal 2014, long-lived assets with a carrying value of $5.8 million, primarily related to nine underperforming restaurants, were written down to their fair value of $1.3 million resulting in an impairment charge of $4.5 million.
We determine the fair value of transferable liquor licenses based on prices in the open market for licenses in the same or similar jurisdictions. Based on our semi-annual review, during fiscal 2015, four transferable liquor licenses with a carrying value of $0.8 million were written down to the fair value of $0.6 million resulting in an impairment charge of $0.2 million. In fiscal 2014, we determined there was no impairment.
We determine the fair value of reacquired franchise rights based on discounted projected future operating cash flows of the restaurants associated with these franchise rights. We review the carrying amount annually or when events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. During fiscal 2015, we performed the annual review of reacquired franchise rights and determined there was no impairment. Subsequent to the annual review, we performed the semi-annual review of long-lived assets and determined that one restaurant located in Canada was fully impaired which indicated that the related reacquired franchise rights had no fair value resulting in an impairment charge of $0.4 million. During fiscal 2014, we completed the valuation of the reacquired franchise rights related to the Canada acquisition and recorded the asset at an estimated fair value of $8.9 million in intangibles on the consolidated balance sheet. In fiscal 2014, we reviewed the reacquired franchise rights during our annual impairment analysis and determined there was no impairment.
All impairment charges related to underperforming restaurants, liquor licenses and reacquired franchise rights were included in other gains and charges in the consolidated statements of comprehensive income for the periods presented.

The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 24, 2015 and June 25, 2014 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 24, 2015	$0	$0	$0	$0
At June 25, 2014	$0	$0	$1,342	$1,342
Liquor licenses:
At June 24, 2015	$0	$550	$0	$550
At June 25, 2014	$0	$0	$0	$0
Reacquired franchise rights:
At June 24, 2015	$0	$0	$0	$0
At June 25, 2014	$0	$0	$8,860	$8,860

(b) Other Financial Instruments
Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and long-term debt. The fair values of cash and cash equivalents, accounts receivable and accounts payable approximate their carrying amounts because of the short maturity of these items. The carrying amount of debt outstanding related to the revolving credit facility approximates fair value as the interest rate on this instrument approximates current market rates (Level 2). The fair values of the 2.60% notes and 3.88% notes are based on quoted market prices and are considered Level 2 fair value measurements.
The carrying amounts and fair values of the 2.60% notes and 3.88% notes are as follows (in thousands):

	June 24, 2015		June 25, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
2.60% Notes	$249,899	$250,583	$249,864	$250,400
3.88% Notes	$299,766	$290,706	$299,736	$290,211